Provisions - Schedule of Provisions (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year		$ 2,538,049	$ 1,885,963
Additions		566,735	1,184,020
Usage		(643,158)	(446,951)
Reversals		(683,525)	(100,969)
Effect of change in exchange rate		(16,543)	15,986
Balance at end of the year		1,761,558	2,538,049
Less: current		(708,268)	(1,507,564)
Noncurrent		1,053,290	1,030,485
Warranties [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year	[1]	1,463,869	1,546,960
Additions	[1]	554,935	276,846
Usage	[1]	(422,976)	(259,109)
Reversals	[1]	(303,423)	(100,754)
Effect of change in exchange rate	[1]	(159)	(74)
Balance at end of the year	[1]	1,292,246	1,463,869
Less: current	[1]	(486,517)	(686,424)
Noncurrent	[1]	805,729	777,445
Litigation and claims [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year		431,228	89,520
Additions			336,061
Usage		(156,521)
Reversals		(116,094)
Effect of change in exchange rate		(6,312)	5,647
Balance at end of the year		152,301	431,228
Less: current		(152,301)	(431,228)
Others [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year		642,952	249,483
Additions		11,800	571,113
Usage		(63,661)	(187,842)
Reversals		(264,008)	(215)
Effect of change in exchange rate		(10,072)	10,413
Balance at end of the year		317,011	642,952
Less: current		(69,450)	(389,912)
Noncurrent		$ 247,561	$ 253,040

[1]	The provisions for warranties were estimated based on historical experience of warranty claims rate associated with similar products and services. The Company expects most warranty claims will be made within two years from the date of the sale of the product.